Document and Entity Information	Sep. 04, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	Diamond Offshore Drilling, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-13926
Entity Tax Identification Number	76-0321760
Entity Address Address Line 1	13135 Dairy Ashford
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	Sugar Land
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Entity Information Former Legal Or Registered Name	Diamond Offshore Drilling, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	DO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000949039
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	777 N. Eldridge Parkway
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079